GuidePath Multi-Asset Income Allocation Fund
Schedule of Investments
December 31, 2025 (Unaudited)

INVESTMENT COMPANIES - 99.0%	Shares	Value
Domestic Equity Funds - 31.4%
BlackRock High Equity Income Fund - Class Institutional	24,629	$741,331
Global X US Preferred ETF	197,022	3,725,686
Invesco S&P 500 BuyWrite ETF (a)	59,128	1,349,874
iShares Select Dividend ETF	26,228	3,701,820
iShares U.S. Large Cap Premium Income Active ETF	28,342	897,875
JPMorgan Equity Premium Income ETF (a)	15,731	900,442
Schwab US Dividend Equity ETF	376,884	10,337,928
State Street Financial Select Sector SPDR ETF	6,628	363,016
State Street SPDR Portfolio S&P 500 High Dividend ETF (a)	48,960	2,117,520
Vanguard High Dividend Yield ETF	27,306	3,918,957
Vanguard S&P 500 ETF	1,023	641,554
Vanguard Utilities ETF (a)	1,794	331,962
WisdomTree U.S. SmallCap Dividend Fund (a)	47,300	1,582,185
WisdomTree US LargeCap Dividend Fund	42,924	3,780,746
		34,390,896

Domestic Fixed Income Funds - 34.5%
iShares 0-5 Year High Yield Corporate Bond ETF	160,374	6,875,233
iShares 7-10 Year Treasury Bond ETF	7,388	710,430
iShares Aaa - A Rated Corporate Bond ETF	25,872	1,244,185
iShares Convertible Bond ETF (a)	14,490	1,427,265
iShares Flexible Income Active ETF (a)	33,698	1,778,243
Ishares High Yield Corporate Bond Buywrite Strategy ETF	59,394	1,773,505
iShares iBoxx $ Investment Grade Corporate Bond ETF (a)	9,184	1,011,985
iShares Investment Grade Systematic Bond ETF	31,139	1,421,807
Schwab 5-10 Year Corporate Bond ETF	54,364	1,248,741
State Street SPDR Portfolio Aggregate Bond ETF	16,782	432,137
State Street SPDR Portfolio Long Term Corporate Bond ETF (a)	62,359	1,408,066
State Street SPDR Portfolio Short Term Treasury ETF	16,874	494,071
T Rowe Price Institutional Floating Rate Fund - Class Institutional	193,160	1,819,564
Vanguard High-Yield Corporate Fund - Class Admiral	1,194,514	6,653,441
Vanguard Intermediate-Term Treasury ETF	22,529	1,350,163
Vanguard Long-Term Treasury ETF	74,171	4,138,742
Vanguard Mortgage-Backed Securities ETF	10,980	516,938
WisdomTree Floating Rate Treasury Fund	69,073	3,475,753
		37,780,269

Emerging Markets Equity Funds - 5.7%
iShares Core MSCI Emerging Markets ETF	10,719	720,531
iShares Emerging Markets Dividend ETF	176,230	5,491,327
		6,211,858

Emerging Markets Fixed Income Funds - 2.7%
VanEck J. P. Morgan EM Local Currency Bond ETF	21,152	546,144
Vanguard Emerging Markets Government Bond ETF	28,179	1,900,110
WisdomTree Emerging Markets Local Debt Fund	18,744	547,325
		2,993,579

International Equity Funds - 15.9%
BlackRock Advantage International Fund - Class Institutional	96,324	2,209,670
iShares Global Infrastructure ETF	5,788	355,152
iShares International Select Dividend ETF (a)	103,861	4,097,316
Vanguard FTSE Developed Markets ETF	35,404	2,211,688
Vanguard International High Dividend Yield ETF (a)	94,625	8,516,250
		17,390,076

International Fixed Income Funds - 2.0%
Janus Henderson AAA CLO ETF (a)	42,420	2,145,604

Multi-Asset Funds - 4.7%
Loomis Sayles Global Allocation Fund - Class Y	198,008	5,090,785

Real Estate Funds - 2.1%
Vanguard Real Estate ETF	25,773	2,280,653
TOTAL INVESTMENT COMPANIES (Cost $90,591,546)		108,283,720

SHORT-TERM INVESTMENTS
INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 17.3%	Units	Value
Mount Vernon Liquid Assets Portfolio, LLC, 3.86% (b)	18,951,260	18,951,260
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $18,951,260)		18,951,260

MONEY MARKET FUNDS - 1.7%	Shares	Value
JPMorgan U.S. Government Money Market Fund - Class IM, 3.72% (b)	1,786,054	1,786,054
TOTAL MONEY MARKET FUNDS (Cost $1,786,054)		1,786,054

TOTAL INVESTMENTS - 118.0% (Cost $111,328,860)		129,021,034
Liabilities in Excess of Other Assets - (18.0)%		(19,667,277)
TOTAL NET ASSETS - 100.0%		$109,353,757

Percentages are stated as a percent of net assets.

The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or they may be defined by Fund management. This definition may not apply for purposes of this report, which may combine sub-classifications for reporting ease. Industries are shown as a percentage of net assets.

LLC - Limited Liability Company

(a)	All or a portion of this security is on loan as of December 31, 2025. The fair value of these securities was $18,466,084.
(b)	The rate shown represents the 7-day annualized yield as of December 31, 2025.